                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3984

                   (Investment Company Act File Number)

                   Federated International Series, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

            Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated International Bond Fund

Established 1991

A Portfolio of Federated International Series, Inc.

12TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.06	$ 8.97	$ 8.63	$ 9.68	$11.22	$10.65
Income From Investment Operations:
Net investment income	0.14 [2]	0.30 [2,3]	0.34 [2]	0.43 [2]	0.55 [2]	0.52 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.87	0.79 [3]	--	(1.30)	(1.63)	0.53

TOTAL FROM INVESTMENT OPERATIONS	2.01	1.09	0.34	(0.87)	(1.08)	1.05

Less Distributions:
Distributions from net investment income	(0.54)	--	--	(0.02)	(0.46)	(0.48)
Distribution from paid in capital	--	--	--	(0.16)	--	--

TOTAL FROM DISTRIBUTIONS	(0.54)	--	--	(0.18)	(0.46)	(0.48)

Net Asset Value, End of Period	$11.53	$10.06	$ 8.97	$ 8.63	$ 9.68	$11.22

Total Return[4]	20.84%	12.15%	3.94%	(9.15)%	(9.87)%	10.22%

Ratios to Average Net Assets:

Expenses	1.71%[5]	1.73%	1.58%	1.55%	1.46%	1.33%

Net investment income	2.59%[5]	3.27%[3]	3.85%	4.68%	5.19%	5.04%

Expense waiver/reimbursement[6]	0.38%[5]	0.55%	0.38%	0.22%	0.23%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$72,626	$33,663	$63,587	$72,867	$115,155	$138,567

Portfolio turnover	59%	208%	436%	116%	52%	37%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.86	$8.86	$8.58	$9.66	$11.19	$10.62
Income From Investment Operations:
Net investment income	0.10 [2]	0.24 [2,3]	0.28 [2]	0.35 [2]	0.47 [2]	0.46 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.84	0.76 [3]	--	(1.29)	(1.62)	0.51

TOTAL FROM INVESTMENT OPERATIONS	1.94	1.00	0.28	(0.94)	(1.15)	0.97

Less Distributions:
Distributions from net investment income	(0.48)	--	--	(0.01)	(0.38)	(0.40)
Distribution from paid in capital	--	--	--	(0.13)	--	--

TOTAL FROM DISTRIBUTIONS	(0.48)	--	--	(0.14)	(0.38)	(0.40)

Net Asset Value, End of Period	$11.32	$9.86	$8.86	$8.58	$ 9.66	$11.19

Total Return[4]	20.41%	11.29%	3.26%	(9.84)%	(10.47)%	9.45%

Ratios to Average Net Assets:

Expenses	2.43%[5]	2.45%	2.30%	2.27%	2.18%	2.05%

Net investment income	1.85%[5]	2.58%[3]	3.14%	3.90%	4.47%	4.31%

Expense waiver/reimbursement[6]	0.16%[5]	0.33%	0.16%	--	0.01%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$14,852	$9,433	$6,952	$7,678	$10,702	$13,174

Portfolio turnover	59%	208%	436%	116%	52%	37%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.86	$ 8.86	$ 8.58	$ 9.67	$11.20	$10.63
Income From Investment Operations:
Net investment income	0.10 [2]	0.24 [2,3]	0.28 [2]	0.35 [2]	0.47 [2]	0.46 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.84	0.76 [3]	--	(1.29)	(1.62)	0.51

TOTAL FROM INVESTMENT OPERATIONS	1.94	1.00	0.28	(0.94)	(1.15)	0.97

Less Distributions:
Distributions from net investment income	(0.49)	--	--	(0.02)	(0.38)	(0.40)
Distribution from paid in capital	--	--	--	(0.13)	--	--

TOTAL FROM DISTRIBUTIONS	(0.49)	--	--	(0.15)	(0.38)	(0.40)

Net Asset Value, End of Period	$11.31	$ 9.86	$ 8.86	$ 8.58	$ 9.67	$11.20

Total Return[4]	20.49%	11.29%	3.26%	(9.91)%	(10.46)%	9.42%

Ratios to Average Net Assets:

Expenses	2.43%[5]	2.45%	2.30%	2.27%	2.18%	2.05%

Net investment income	1.88%[5]	2.57%[3]	3.14%	3.91%	4.47%	4.32%

Expense waiver/reimbursement[6]	0.16%[5]	0.33%	0.16%	--	0.01%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$16,917	$5,841	$2,675	$2,720	$4,281	$6,654

Portfolio turnover	59%	208%	436%	116%	52%	37%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--89.1%
	AUSTRALIAN DOLLAR --4.4%
	State/Provincial--4.4%
1,425,000	New South Wales, State of, Local Gov't. Guarantee, 6.50%, 5/1/2006	AAA/Aaa		$976,299
3,500,000	New South Wales, State of, Local Gov't. Guarantee, (Series 10RG), 7.00%, 12/1/2010	AAA		2,572,758
1,500,000	New South Wales, State of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	AAA		1,046,732

	TOTAL AUSTRALIAN DOLLAR			4,595,789

	BRITISH POUND--3.2%
	Sovereign--1.9%
1,100,000	United Kingdom, Government of, Treasury Bill, 5.00%, 3/7/2012	AAA		1,928,556

	Telecommunications & Cellular--1.3%
800,000	France Telecommunications, Unsub., (Series MTN1), 7.00%, 11/10/2005	BBB-/Baa3		1,388,685

	TOTAL BRITISH POUND			3,317,241

	CANADIAN DOLLAR--6.5%
	Sovereign--6.5%
2,800,000	Canada, Government of, 5.25%, 6/1/2012	AAA/Aaa		2,175,689
1,900,000	Canada, Government of, Bond, 6.00%, 9/1/2005	Aa1		1,471,855
1,800,000	Canada, Government of, Bond, 6.00%, 6/1/2008	AAA/Aa1		1,445,673
1,400,000	Canada, Government of, Deb., 8.00%, 6/1/2023	AAA/Aa1		1,412,472
300,000	Canada, Government of, Bond, 9.25%, 6/1/2022	AAA/Aa1		335,621

	TOTAL CANADIAN DOLLAR			6,841,310

	DANISH KRONE--2.3%
	Sovereign--2.3%
2,000,000	Denmark, Government of, 7.00%, 11/15/2007	AAA/Aaa		369,257
12,600,000	Denmark, Government of, Note, 4.00%, 8/15/2008	AAA/Aaa		2,079,771

	TOTAL DANISH KRONE			2,449,028

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--55.0%
	Automotive--1.8%
1,500,000	Porsche International Finance PLC, Company Guarantee, 5.25%, 6/5/2007	NR		$1,873,846

	Banking--2.5%
1,000,000	BNP Paribas Capital Trust IV, Sub., 6.342%, 1/29/2049	A/A1		1,282,285
400,000	National Westminster Bank PLC, (Series EMTN), 6.625%, 10/29/2049	A		534,981
600,000	Royal Bank of Scotland Group PLC, Bond, 6.77%, 3/31/2049	A-/A1		755,255

	TOTAL			2,572,521

	Finance--1.3%
1,000,000	CL Capital Trust I, Bond, 7.047%, 4/29/2049	BBB/A3		1,359,746

	Finance - Automotive--2.6%
2,300,000	Ford Motor Credit Co., Unsub., (Series EMTN), 5.625%, 2/2/2004	BBB/A3		2,744,991

	Financial Intermediaries--1.1%
920,000	Goldman Sachs Group, Inc., Note, (Series EMTN), 5.125%, 4/24/2013	A+/Aa3		1,126,999

	Media--3.1%
1,000,000	Pearson PLC, 4.625%, 7/8/2004	BBB+/Baa1		1,201,179
1,700,000	WPP Group PLC, Unsub., 5.125%, 6/18/2004	A-/Baa1		2,037,805

	TOTAL			3,238,984

	Sovereign--32.4%
2,100,000	Austria, Government of, Note, 3.80%, 10/20/2013	AAA		2,464,302
1,650,000	Belgium, Government of, Bond, 3.00%, 9/28/2008	AA+		1,942,254
1,050,000	Finland, Government of, Note, 3.00%, 7/4/2008	AAA/Aaa		1,238,574
600,000	France, Government of, Bond, 4.75%, 10/25/2012	Aaa		762,454
1,000,000	Germany, Government of, 5.25%, 1/4/2008	AAA/Aaa		1,299,224
1,500,000	Germany, Government of, Bond, 4.50%, 1/4/2013	AAA/Aaa		1,884,257
2,150,000	Germany, Government of, Bond, 5.00%, 7/4/2011	Aaa		2,795,860
1,800,000	Germany, Government of, Bond, 5.00%, 1/4/2012	AAA		2,342,202
2,600,000	Germany, Government of, Bond, 5.25%, 7/4/2010	Aaa		3,429,057
Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	EURO--continued
	Sovereign--continued
1,205,000	Germany, Government of, Bond, 5.50%, 1/4/2031	AAA		$1,637,429
1,900,000	Greece, Government of, Sr. Unsub., 5.90%, 10/22/2022	A/A2		2,585,548
2,000,000	Italy, Government of, 4.50%, 5/1/2009	AA/Aa3		2,520,812
1,000,000	Italy, Government of, Bond, 5.00%, 2/1/2012	Aa2		1,290,401
900,000	Italy, Government of, Bond, 5.25%, 11/1/2029	AA/Aa3		1,147,281
1,400,000	Italy, Government of, Sr. Unsub., 5.25%, 8/1/2017	AA/Aa2		1,819,737
1,150,000	South Africa, Government of, Bond, 5.25%, 5/16/2013	BBB/Baa2		1,353,625
1,000,000	Spain, Government of, Bond, 4.95%, 7/30/2005	Aa2		1,243,432
1,500,000	Spain, Government of, Bond, 5.50%, 7/30/2017	AA+/Aaa		2,021,085

	TOTAL			33,777,534

	Telecommunications & Cellular--10.2%
1,500,000	AT&T Corp., (Series REGS), 5.092%, 11/21/2003	BBB+/Baa2		1,776,802
1,100,000	Deutsche Telekom International Finance BV, Company Guarantee, (Series EMTN), 6.125%, 12/4/2007	BBB+/Baa1		1,403,203
1,000,000	France Telecommunications, Bond, (Series REGS), 6.25%, 3/14/2004	BBB-/Baa3		1,218,647
750,000	MMO2 PLC, Sr. Unsub., (Series EMTN), 6.375%, 1/25/2007	BBB-/Baa2		952,186
1,000,000	Olivetti Finance NV, Company Guarantee, (Series EMTN), 6.50%, 4/24/2007	BBB/Baa2		1,282,050
1,500,000	Olivetti International Finance NV, Company Guarantee, 5.375%, 7/30/2004	BBB+/A3		1,823,736
1,800,000	Telekomunikacja Polska S.A. Eurofinance BV, Company Guarantee, (Series EMTN), 6.625%, 3/1/2006	BBB/Baa2		2,244,381

	TOTAL			10,701,005

	TOTAL EURO			57,395,626

	HUNGARIAN FORINT--1.5%
	Sovereign--1.5%
332,400,000	Hungary, Government of, Bond, 7.75%, 4/12/2005	A		1,606,043

Foreign Currency Par Amount		Credit Rating	[1]	Value in U.S. Dollars
	BONDS--continued
	JAPANESE YEN--5.1%
	Finance--1.4%
175,000,000	AIG SunAmerica Institutional Funding II, (Series EMTN), 1.20%, 1/26/2005	AAA/Aaa		$1,489,151

	Pharmaceutical--2.1%
250,000,000	Pfizer, Inc., Bond, (Series INTL), 0.80%, 3/18/2008	AAA/Aaa		2,143,045

	Telecommunications & Cellular--1.6%
200,000,000	Deutsche Telekom International Finance BV, Company Guarantee, 2.00%, 6/15/2005	BBB+/Baa3		1,684,663

	TOTAL JAPANESE YEN			5,316,859

	NEW ZEALAND DOLLAR--1.0%
	Sovereign--1.0%
1,700,000	New Zealand, Government of, Bond, 7.00%, 7/15/2009	AAA/Aaa		1,069,385

	NORWEGIAN KRONE--2.5%
	Sovereign--2.5%
6,500,000	Norway, Government of, Bond, 6.75%, 1/15/2007	AAA/Aaa		1,055,580
10,000,000	Norway, Government of, Foreign Gov't. Guarantee, 5.75%, 11/30/2004	AAA/Aaa		1,529,057

	TOTAL NORWEGIAN KRONE			2,584,637

	POLISH ZLOTY--2.5%
	Sovereign--2.5%
5,000,000	Poland, Government of, Bond, 5.75%, 6/24/2008	A/A+		1,389,967
4,000,000	Poland, Government of, Bond, 8.50%, 11/12/2006	A		1,194,381

	TOTAL POLISH ZLOTY			2,584,348

	SWEDISH KRONA--5.1%
	Sovereign--5.1%
4,100,000	Sweden, Government of, Bond, 3.50%, 4/20/2006	AA+/Aaa		532,699
16,100,000	Sweden, Government of, Bond, 5.00%, 1/28/2009	AAA/Aaa		2,208,207
8,000,000	Sweden, Government of, Bond, 5.25%, 3/15/2011	AAA/Aaa		1,114,755
9,900,000	Sweden, Government of, Deb., 6.50%, 5/5/2008	AAA/Aaa		1,441,755

	TOTAL SWEDISH KRONA			5,297,416

	TOTAL BONDS (IDENTIFIED COST $82,435,865)			93,057,682

Foreign Currency Par Amount or Shares				Value in U.S. Dollars
	PURCHASE CALL OPTION--0.2%
12,700,000	BONY Euro Put, JPY call, expiration date 08/2003 (IDENTIFIED COST $197,976)			$198,689

	PURCHASE PUT OPTION--0.1%
12,430,000	BONY Euro Put, USD call, expiration date 08/2003 (IDENTIFIED COST $152,267)			60,907

	MUTUAL FUND--7.0%
7,307,876	Prime Value Obligations Fund, Class IS (AT NET ASSET VALUE)			7,307,876

	TOTAL INVESTMENTS--96.4% (IDENTIFIED COST $90,093,984)[2]			100,625,154

	OTHER ASSETS AND LIABILITIES -- NET--3.6%			3,769,872

	TOTAL NET ASSETS--100%			$104,395,026

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost for federal tax purposes is $90,210,149.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $90,093,984)		$100,625,154
Income receivable		1,917,663
Receivable for investments sold		27,824
Receivable for shares sold		2,756,061

TOTAL ASSETS		105,326,702

Liabilities:
Payable for investments purchased	$197,976
Payable for shares redeemed	620,153
Net payable for foreign currency exchange contracts	15,389
Payable for distribution services fee	19,448
Payable for shareholder services fee	19,090
Payable for auditing fee	18,579
Accrued expenses	41,041

TOTAL LIABILITIES		931,676

Net assets for 9,106,695 shares outstanding		$104,395,026

Net Assets Consist of:
Paid in capital		$99,713,683
Net unrealized appreciation of investments and translatioin of assets and liabilities in foreign currency		10,622,199
Accumulated net realized loss on investments and foreign currency transactions		(6,596,049)
Undistributed net investment income		655,193

TOTAL NET ASSETS		$104,395,026

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($72,626,322 ÷ 6,299,408 shares outstanding)		$11.53

Offering price per share (100/95.50 of $11.53)[1]		$12.07

Redemption proceeds per share		$11.53

Class B Shares:
Net asset value per share ($14,851,721 ÷ 1,311,491 shares outstanding)		$11.32

Offering price per share		$11.32

Redemption proceeds per share (94.50/100 of $11.32)[1]		$10.70

Class C Shares:
Net asset value per share ($16,916,983 ÷ 1,495,796 shares outstanding)		$11.31

Offering price per share (100/99.00 of $11.31)[1]		$11.42

Redemption proceeds per share (99.00/100 of $11.31)[1]		$11.20

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Interest			$1,442,654

Expenses:
Investment adviser fee		$252,007
Administrative personnel and services fee		92,247
Custodian fees		19,154
Transfer and dividend disbursing agent fees and expenses		58,351
Directors'/Trustees' fees		2,969
Auditing fees		9,000
Legal fees		2,661
Portfolio accounting fees		44,902
Distribution services fee--Class A Shares		56,482
Distribution services fee--Class B Shares		44,945
Distribution services fee--Class C Shares		37,615
Shareholder services fee--Class A Shares		56,482
Shareholder services fee--Class B Shares		14,982
Shareholder services fee--Class C Shares		12,538
Share registration costs		23,936
Printing and postage		23,345
Insurance premiums		798
Taxes		2,900
Interest expense		552
Miscellaneous		1,085

TOTAL EXPENSES		756,951

Waivers and Reimbursement:
Waiver of investment adviser fee	$(53,432)
Waiver of transfer and dividend disbursing agent fees and expenses	(381)
Waiver of distribution services fee--Class A Shares	(49,704)
Reimbursement of investment adviser fee	(127)

TOTAL WAIVERS AND REIMBURSEMENT		(103,644)

Net expenses			653,307

Net investment income			789,347

Realized and Unrealized Gain on Investments:
Net realized gain on investments and foreign currency transactions			3,407,743
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			8,223,605

Net realized and unrealized gain on investments and foreign currency transactions			11,631,348

Change in net assets resulting from operations			$12,420,695

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$789,347	$1,619,918
Net realized gain on investments and foreign currency transactions	3,407,743	710,709
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	8,223,605	1,591,672

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,420,695	3,922,299

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,837,909)	--
Class B Shares	(464,315)	--
Class C Shares	(304,888)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,607,112)	--

Share Transactions:
Proceeds from sale of shares	92,474,282	26,591,414
Net asset value of shares issued to shareholders in payment of distributions declared	1,283,996	--
Cost of shares redeemed	(48,113,849)	(54,791,295)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	45,644,429	(28,199,881)

Change in net assets	55,458,012	(24,277,582)

Net Assets:
Beginning of period	48,937,014	73,214,596

End of period (including undistributed net investment income of $655,193 and $2,472,958, respectively)	$104,395,026	$48,937,014

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated International Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Bond Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The Fund's objective is to obtain a total return on its assets.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Fixed income securities (government securities, asset back securities and other fixed income securities), listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the lastest bid and ask price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times that vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interests and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contract

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Bought:
June 3, 2003	1,500,000 Euros	$1,779,840	$1,764,451	$(15,389)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Change in Accounting Policy

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization on the financial statements is as follows:

	As of 12/1/2001		As of 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(33,893)	$(33,893)	$(175,035)	$41,866	$133,169

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.0001 per share) authorized were as follows:

Shares Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,823,052	$73,835,364	1,929,900	$18,016,889
Shares issued to shareholders in payment of distributions declared	82,942	819,530	--	--
Shares redeemed	(3,953,241)	(42,259,360)	(5,671,278)	(50,759,478)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,952,753	$32,395,534	(3,741,378)	$(32,742,589)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	711,711	$7,423,219	480,908	$4,575,348
Shares issued to shareholders in payment of distributions declared	32,350	315,092	--	--
Shares redeemed	(389,048)	(4,027,252)	(309,326)	(2,850,106)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	355,013	$3,711,059	171,582	$1,725,242

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,061,755	$11,215,699	416,500	$3,999,177
Shares issued to shareholders in payment of distributions declared	15,368	149,374	--	--
Shares redeemed	(173,456)	(1,827,237)	(126,338)	(1,181,711)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	903,667	$9,537,836	290,162	$2,817,466

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,211,433	$45,644,429	(3,279,634)	$(28,199,881)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $90,210,149. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $10,415,005. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,515,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $100,385.

At November 30, 2002, the Fund had a capital loss carryforward of $9,930,981, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$4,766,152

2008	$3,782,266

2009	$1,210,965

2010	$ 171,598

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchase and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions) for the six months ended May 31, 2003, were as follows:

Purchases	$72,124,705

Sales	$38,258,304

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of countries was as follows:

Country	Percentage of Net Assets
Germany	12.8%
United States	10.0%
Italy	8.2%
United Kingdom	7.1%
Canada	6.5%
Netherlands	6.3%
Sweden	5.1%
Australia	4.4%
France	3.2%
Spain	3.2%
Greece	2.5%
Norway	2.5%
Poland	2.5%
Austria	2.4%
Denmark	2.3%
Belgium	1.9%
Ireland	1.8%
Hungary	1.5%
Cayman Islands	1.4%
South Africa	1.3%
Finland	1.2%
New Zealand	1.0%

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $4,337,000. The Fund had an average outstanding daily balance of $1,242,111 with a high and low interest rate of 1.81% and 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $552 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2061602 (7/03)

Federated Investors
World-Class Investment Manager

Federated International Equity Fund

Established 1984

A Portfolio of Federated International Series, Inc.

18TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$12.14	$14.92	$22.14	$29.16	$19.56	$17.93
Income From Investment Operations:
Net investment income (net operating loss)	0.07 [2]	(0.01)[2]	0.02 [2]	(0.03)[2]	(0.12)[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)	(2.77)	(5.60)	(3.58)	11.20	2.99

TOTAL FROM INVESTMENT OPERATIONS	(0.07)	(2.78)	(5.58)	(3.61)	11.08	2.98

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.64)	(3.41)	(1.48)	(1.35)

Net Asset Value, End of Period	$12.07	$12.14	$14.92	$22.14	$29.16	$19.56

Total Return[3]	(0.58)%	(18.63)%	(27.32)%	(14.69)%	61.10%	17.78%

Ratios to Average Net Assets:

Expenses	1.78%[4]	1.72%[5]	1.60%	1.54%	1.67%	1.63%

Net investment income (net operating loss)	1.25%[4]	(0.05)%	0.10%	(0.11)%	(0.57)%	(0.06)%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$225,693	$264,843	$349,203	$486,558	$389,592	$172,160

Portfolio turnover	89%	103%	225%	283%	297%	243%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Amount based on average outstanding shares.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$11.22	$13.89	$20.86	$27.87	$18.89	$17.48
Income From Investment Operations:
Net investment income (net operating loss)	0.03 [2]	(0.10)[2]	(0.11)[2]	(0.22)[2]	(0.26)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency	(0.15)	(2.57)	(5.22)	(3.38)	10.72	2.92

TOTAL FROM INVESTMENT OPERATIONS	(0.12)	(2.67)	(5.33)	(3.60)	10.46	2.76

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.64)	(3.41)	(1.48)	(1.35)

Net Asset Value, End of Period	$11.10	$11.22	$13.89	$20.86	$27.87	$18.89

Total Return[3]	(1.07)%	(19.22)%	(27.84)%	(15.41)%	59.90%	16.92%

Ratios to Average Net Assets:

Expenses	2.53%[4]	2.47%[5]	2.35%	2.29%	2.42%	2.38%

Net investment income (net operating loss)	0.50%[4]	(0.79)%	(0.64)%	(0.85)%	(1.28)%	(0.84)%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$34,962	$41,084	$64,928	$97,339	$62,786	$35,689

Portfolio turnover	89%	103%	225%	283%	297%	243%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Amount based on average outstanding shares.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period:	$11.06	$13.70	$20.59	$27.50	$18.66	$17.28
Income From Investment Operations:
Net investment income (net operating loss)	0.03 [2]	(0.10)[2]	(0.10)[2]	(0.21)[2]	(0.26)[2]	(0.16)[2]
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)	(2.54)	(5.15)	(3.29)	10.58	2.89

TOTAL FROM INVESTMENT OPERATIONS	(0.11)	(2.64)	(5.25)	(3.50)	10.32	2.73

Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.64)	(3.41)	(1.48)	(1.35)

Net Asset Value, End of Period	$10.95	$11.06	$13.70	$20.59	$27.50	$18.66

Total Return[3]	(0.99)%	(19.27)%	(27.81)%	(15.24)%	59.89%	16.94%

Ratios to Average Net Assets:

Expenses	2.53%[4]	2.47%[5]	2.35%	2.29%	2.42%	2.38%

Net investment income (net operating loss)	0.50%[4]	(0.79)%	(0.64)%	(0.82)%	(1.27)%	(0.83)%

Expense waiver/reimbursement[6]	0.00%[4,7]	0.00%[7]	0.00%[7]	0.00%[7]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$57,111	$56,214	$67,125	$73,717	$41,602	$14,145

Portfolio turnover	89%	103%	225%	283%	297%	243%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Amount based on average outstanding shares.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

6 This expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--96.5%
		Australia--1.6%
166,014		News Corp. Ltd., ADR	$5,108,251

		Canada--1.1%
315,800		Placer Dome, Inc.	3,451,694

		France--10.5%
174,580		BNP Paribas SA	8,662,288
101,865		L'Oreal SA	7,402,601
80,230		Schneider Electric SA	3,673,446
129,472		Tf1 - Tv Francaise	3,836,451
67,455		Total Fina SA, Class B	9,890,440

		TOTAL	33,465,226

		Germany, Federal Republic of--8.4%
117,700		Deutsche Boerse AG	6,197,100
487,200	[1]	Deutsche Telekom AG, Class REG	7,302,477
78,540		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	8,833,745
83,200		Schering Ag	4,383,907

		TOTAL	26,717,229

		Hong Kong--2.6%
2,358,000		CNOOC Ltd.	3,298,368
1,338,000		Cathay Pacific Airways	1,699,882
978,000		Television Broadcasting	3,140,289

		TOTAL	8,138,539

		Ireland--1.1%
282,710		Bank of Ireland	3,420,192

		Israel--1.0%
64,300		Teva Pharmaceutical Industries Ltd., ADR	3,259,303

		Japan--18.6%
337,000		Ajinomoto Co., Inc.	3,359,593
297,900		Bridgestone Corp.	3,895,519
209,600		Credit Saison Co. Ltd.	3,683,810
372,000		Dai Nippon Printing Co. Ltd.	3,854,353
131,200		Honda Motor Co. Ltd.	4,766,969
57,800		Hoya Corp.	3,652,227
1,089		KDDI Corp.	3,797,090
382,000		Kirin Brewery Co. Ltd.	2,852,125
988,000		Komatsu Ltd.	3,660,172
Shares			Value
		COMMON STOCKS--continued
		Japan--continued
349,000		Konica Corp.	$3,217,564
689,000		NGK Insulators	3,696,406
436,000		Nomura Holdings, Inc.	4,475,765
148,300	[1]	Pioneer Electronic Corp.	3,129,736
153,000		Secom Co. Ltd.	4,711,096
395,000		Taiyo Yuden Co.	3,367,577
125,000		Toyota Motor Corp.	3,011,656

		TOTAL	59,131,658

		Korea, Republic of--1.7%
12,970		Samsung Electronics Co.	3,516,363
81,430	[1]	Samsung Securities Co. Ltd.	1,859,069

		TOTAL	5,375,432

		Netherlands--4.7%
679,839	[1]	ASM Lithography Holding NV	6,774,553
170,600		Euronext NV	4,226,548
137,500		VNU - Verenigde Nederlandse Uitgeversbedrijven	3,996,224

		TOTAL	14,997,325

		Portugal--0.7%
300,400		Portugal Telecom SGPS SA	2,299,185

		Russia--2.7%
47,500		Gazprom, ADR	831,250
112,655	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	3,114,911
39,410		Lukoil Holding Co., ADR	2,902,152
37,012	[1]	YUKOS, ADR	1,865,405

		TOTAL	8,713,718

		Singapore--2.3%
632,000		DBS Group Holdings Ltd.	3,596,687
624,000	[1]	Singapore Airlines Ltd.	3,472,425

		TOTAL	7,069,112

		Spain--3.4%
971,223	[1]	Telefonica SA	10,926,600

		Switzerland--3.0%
125,325		Roche Holding AG	9,571,888

		Taiwan, Province of China--4.5%
1,585,000	[1]	Asustek Computer, Inc.	3,735,659
3,447,000	[1]	Taiwan Semiconductor Manufacturing Co.	5,399,768
7,825,000	[1]	United Microelectronics Corp.	4,973,663

		TOTAL	14,109,090

Shares			Value
		COMMON STOCKS--continued
		Thailand--0.0%
11		Siam City Bank Public Co. Ltd.	$0

		United Kingdom--28.6%
467,900		Amvescap PLC	2,849,212
99,630		AstraZeneca PLC	4,044,154
1,177,200		Barclays PLC	8,314,399
427,800		British American Tobacco PLC	4,599,605
612,600		Cadbury Schweppes PLC	3,565,038
474,739		GlaxoSmithKline PLC	9,391,702
1,389,227		Kingfisher PLC	5,831,004
839,074		Rank Group PLC	3,438,738
248,900		Reckitt Benckiser PLC	4,856,093
305,800		Rio Tinto PLC	5,999,833
387,147		Royal Bank of Scotland PLC, Edinburgh	10,075,397
817,900		Smith & Nephew PLC	4,963,239
1,605,600		Tesco PLC	5,380,493
5,959,427		Vodafone Group PLC	12,966,230
583,500		WPP Group PLC	4,694,170

		TOTAL	90,969,307

		TOTAL COMMON STOCKS (IDENTIFIED COST $281,823,639)	306,723,749

		MUTUAL FUND--6.4%
20,137,254		Prime Value Obligations Fund, Class IS (at net asset value)	20,137,254

		TOTAL INVESTMENTS--102.9% (IDENTIFIED COST $301,960,893)[2]	326,861,003

		OTHER ASSETS AND LIABILITIES - NET--(2.9)%	(9,095,181)

		TOTAL NET ASSETS--100%	$317,765,822

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $301,960,893.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $301,960,893)		$326,861,003
Cash denominated in foreign currencies (identified cost $267,845)		267,453
Income receivable		1,701,221
Receivable for investments sold		3,533,128
Receivable for shares sold		10,123,228

TOTAL ASSETS		342,486,033

Liabilities:
Payable for investments purchased	$6,268,644
Payable for shares redeemed	18,148,343
Payable to bank	8,177
Net payable for foreign exchange contracts	5,640
Accrued expenses	289,407

TOTAL LIABILITIES		24,720,211

Net assets for 27,067,815 shares outstanding		$317,765,822

Net Assets Consist of:
Paid in capital		$592,697,029
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		24,973,429
Accumulated net realized loss on investments and foreign currency transactions		(301,645,328)
Undistributed net investment income		1,740,692

TOTAL NET ASSETS		$317,765,822

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($225,693,049 ÷ 18,703,737 shares outstanding)		$12.07

Offering price per share (100/94.50 of $12.07)[1]		$12.77

Redemption proceeds per share		$12.07

Class B Shares:
Net asset value per share ($34,962,130 ÷ 3,148,724 shares outstanding)		$11.10

Offering price per share		$11.10

Redemption proceeds per share (94.50/100 of $11.10)[1]		$10.49

Class C Shares:
Net asset value per share ($57,110,643 ÷ 5,215,354 shares outstanding)		$10.95

Offering price per share (100/99.00 of $10.95)[1]		$11.06

Redemption proceeds per share (99.00/100 of $10.95)[1]		$10.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $623,710)		$4,904,879
Interest		97,551

TOTAL INCOME		5,002,430

Expenses:
Investment adviser fee	$1,650,128
Administrative personnel and services fee	124,089
Custodian fees	93,881
Transfer and dividend disbursing agent fees and expenses	477,100
Directors'/Trustees' fees	3,937
Auditing fees	9,358
Legal fees	2,246
Portfolio accounting fees	61,421
Distribution services fee--Class B Shares	130,689
Distribution services fee--Class C Shares	195,508
Shareholder services fee--Class A Shares	303,800
Shareholder services fee--Class B Shares	43,563
Shareholder services fee--Class C Shares	65,169
Share registration costs	27,690
Printing and postage	44,480
Insurance premiums	404
Taxes	12,441
Interest expense	13,056
Miscellaneous	3,444

TOTAL EXPENSES	3,262,404

Reimbursement:
Reimbursement of investment adviser fee	(666)

Net expenses		3,261,738

Net investment income		1,740,692

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(37,245,432)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		34,173,026

Net realized and unrealized loss on investments and foreign currency		(3,072,406)

Change in net assets resulting from operations		$(1,331,714)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$1,740,692	$(1,060,173)
Net realized loss on investments and foreign currency transactions	(37,245,432)	(79,284,950)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	34,173,026	6,918,917

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,331,714)	(73,426,206)

Share Transactions:
Proceeds from sale of shares	610,363,083	785,072,370
Cost of shares redeemed	(653,407,273)	(830,759,984)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,044,190)	(45,687,614)

Change in net assets	(44,375,904)	(119,113,820)

Net Assets:
Beginning of period	362,141,726	481,255,546

End of period (undistributed net investment income of $1,740,692 and $0, respectively)	$317,765,822	$362,141,726

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated International Series Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Purchased:

6/3/2003	1,723,282 Euro	$2,048,052	$2,027,098	$(20,954)

Contract Sold:

6/3/2003	1,154,931 Euro	1,373,860	1,358,546	15,314

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,640)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.0001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
TOTAL	1,500,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	53,693,329	$590,151,181	56,811,983	$740,290,798
Shares redeemed	(56,802,760)	(629,212,685)	(58,396,754)	(775,144,463)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,109,431)	$(39,061,504)	(1,584,771)	$(34,853,665)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	68,301	$706,766	325,094	$4,179,453
Shares redeemed	(582,878)	(5,994,301)	(1,335,760)	(16,800,490)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(514,577)	$(5,287,535)	(1,010,666)	$(12,621,037)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,925,252	$19,505,136	3,327,562	$40,602,119
Shares redeemed	(1,792,396)	(18,200,287)	(3,144,786)	(38,815,031)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	132,856	$1,304,849	182,776	$1,787,088

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,491,152)	$(43,044,190)	(2,412,661)	$(45,687,614)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $301,960,893. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $24,900,110. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,197,761 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,297,651.

At November 30, 2002, the Fund had a capital loss carryforward of $257,681,904, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 367,805

2007	$ 2,094,798

2009	$170,953,885

2010	$ 84,265,416

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company ("FIMC"), an affiliate of the Fund's Adviser. FIMC has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$281,325,021

Sales	$328,765,988

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Financials	18.0%
Consumer Discretionary	15.1%
Information Technology	12.7%
Telecommunication Services	11.7%
Healthcare	11.2%
Consumer Staples	10.1%
Industrials	7.8%
Energy	5.9%
Materials	4.0%

LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit ("LOC") agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2003, there were no outstanding loans. During the six months ended May 31, 2003, the maximum outstanding borrowing was $29,123,000. The Fund had an average outstanding daily balance of $5,554,545 with a high and low interest rate of 1.94% and 1.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $13,056 for the six months ended May 31, 2003.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8070112 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.
(b) There were no significant changes in the registrant's internal controls, or the internal controls of its service providers, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        _July 28, 2003______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003______

By          /S/ ___Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003_______